UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08709

Western Asset High Income Fund II Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH INCOME FUND II INC.

FORM N-Q

JANUARY 31, 2017

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 116.7%
CONSUMER DISCRETIONARY - 23.6%
Auto Components - 1.7%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	5,373,000	$5,289,074	(a)
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	2,330,000	2,353,300	(b)
IHO Verwaltungs GmbH, Senior Secured Bonds	4.750%	9/15/26	910,000	896,350	(a)(c)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	2,940,000	3,000,123	(a)

Total Auto Components				11,538,847

Diversified Consumer Services - 1.3%
Cengage Learning Inc., Senior Notes	9.500%	6/15/24	1,870,000	1,598,850	(a)(b)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	4,300,000	4,670,875	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000	2,467,935	(b)

Total Diversified Consumer Services				8,737,660

Hotels, Restaurants & Leisure - 5.1%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	2,833,902	2,833,902	(a)(b)(c)(d)
Brinker International Inc., Senior Notes	5.000%	10/1/24	3,786,000	3,691,350	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,910,000	2,069,485	(b)
CCM Merger Inc., Senior Notes	9.125%	5/1/19	1,344,000	1,392,144	(a)(b)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	2,060,000	2,163,000	(b)
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	975,000	98	*(a)(b)(e)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	2,177,000	2,274,965	(b)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	850,000	893,563	(a)(b)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Senior Secured Notes	6.750%	11/15/21	3,560,000	3,649,000	(a)
Jacobs Entertainment Inc., Secured Notes	7.875%	2/1/24	900,000	928,125	(a)
Landry’s Inc., Senior Notes	6.750%	10/15/24	1,630,000	1,682,975	(a)(b)
MGM Resorts International, Senior Notes	4.625%	9/1/26	2,210,000	2,151,987	(b)
Mohegan Tribal Gaming Authority, Senior Notes	7.875%	10/15/24	1,640,000	1,724,050	(a)(b)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	1,030,000	1,105,962	(a)(b)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	2,003,000	2,068,518	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	4,897,000	5,166,335	(a)(b)

Total Hotels, Restaurants & Leisure				33,795,459

Household Durables - 1.5%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	3,860,000	3,917,900	(a)(b)(c)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	2,370,000	2,396,662	(a)(b)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	610,000	640,500	(b)
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	3,220,000	3,147,550	(a)(b)

Total Household Durables				10,102,612

Leisure Products - 0.4%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	2,560,000	2,342,400	(a)(b)

Media - 10.2%
Carmike Cinemas Inc., Secured Notes	6.000%	6/15/23	310,000	330,150	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	2,050,000	2,177,485	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	5/1/27	3,100,000	3,296,664	(a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	5,570,000	5,866,820

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,480,000	$1,688,200	(b)
DISH DBS Corp., Senior Notes	5.875%	7/15/22	1,400,000	1,458,800	(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,020,000	1,035,300	(b)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	3,850,000	4,319,238	(b)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	2,768,612	1,052,073	(b)(c)
Lions Gate Entertainment Corp., Senior Notes	5.875%	11/1/24	920,000	940,700	(a)
MDC Partners Inc., Senior Notes	6.500%	5/1/24	2,650,000	2,318,750	(a)(b)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	7,770,000	7,847,700	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	3,500,000	3,605,000	(a)
Time Warner Cable LLC, Senior Notes	8.250%	4/1/19	1,336,000	1,497,581	(b)
Time Warner Cable LLC, Senior Notes	8.750%	2/14/19	2,500,000	2,791,628	(b)
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	2,059,000	1,972,790	(a)(b)
Viacom Inc., Senior Notes	3.450%	10/4/26	3,420,000	3,180,918
Viacom Inc., Senior Notes	4.375%	3/15/43	4,689,000	3,854,855
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	5,620,000	5,929,100	(a)(b)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	3,990,000	4,172,064	(a)(b)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	8,130,000	8,119,837	(a)

Total Media				67,455,653

Multiline Retail - 0.7%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	2,210,000	2,351,440	(b)
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	660,000	554,400	(b)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	2,870,000	1,786,575	(a)(b)

Total Multiline Retail				4,692,415

Specialty Retail - 2.7%
American Greetings Corp., Senior Notes	7.375%	12/1/21	2,480,000	2,582,300	(b)
GameStop Corp., Senior Notes	6.750%	3/15/21	1,760,000	1,795,200	(a)(b)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	6,210,000	5,604,525	(a)(b)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	1,570,000	1,656,350	(a)(b)
L Brands Inc., Senior Notes	6.875%	11/1/35	1,710,000	1,675,800	(b)
PetSmart Inc., Senior Notes	7.125%	3/15/23	710,000	699,350	(a)(b)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,650,000	1,732,500	(b)
ServiceMaster Co., LLC, Senior Notes	5.125%	11/15/24	2,200,000	2,233,000	(a)

Total Specialty Retail				17,979,025

TOTAL CONSUMER DISCRETIONARY				156,644,071

CONSUMER STAPLES - 5.3%
Beverages - 1.0%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	2,410,000	2,229,250	(a)(b)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	2,140,000	2,220,785	(b)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	2,003,000	2,195,789	(a)(b)

Total Beverages				6,645,824

Food & Staples - 0.2%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	1,250,000	1,269,525	(a)

Food & Staples Retailing - 0.4%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	3,110,000	3,075,012	(a)(b)

Food Products - 2.2%
AdvancePierre Foods Holdings Inc., Senior Notes	5.500%	12/15/24	2,110,000	2,157,475	(a)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	2,990,000	3,004,950	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	1,710,000	1,716,413	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	3,090,000	3,126,709	(a)(b)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	4,220,000	4,431,000	(a)(b)

Total Food Products				14,436,547

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.8%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	1,290,000	$1,386,750	(b)
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	1,630,000	1,731,875	(b)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	2,080,000	2,184,000	(b)

Total Household Products				5,302,625

Tobacco - 0.7%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	4,220,000	3,618,650	(b)
Alliance One International Inc., Senior Secured Notes	8.500%	4/15/21	950,000	977,312	(a)(b)

Total Tobacco				4,595,962

TOTAL CONSUMER STAPLES				35,325,495

ENERGY - 21.2%
Energy Equipment & Services - 1.8%
CGG, Senior Notes	6.500%	6/1/21	2,520,000	1,134,000
CGG, Senior Notes	6.875%	1/15/22	480,000	216,000
Ensco PLC, Senior Notes	4.700%	3/15/21	450,000	447,705
Ensco PLC, Senior Notes	5.750%	10/1/44	2,403,000	1,940,423
Pride International Inc., Senior Notes	6.875%	8/15/20	650,000	699,153
Pride International Inc., Senior Notes	7.875%	8/15/40	1,890,000	1,781,325	(b)
SESI LLC, Senior Notes	6.375%	5/1/19	2,780,000	2,804,325
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	2,730,000	1,594,593	*(a)(b)(d)(f)
Trinidad Drilling Ltd., Senior Notes	6.625%	2/15/25	950,000	973,750	(a)

Total Energy Equipment & Services				11,591,274

Oil, Gas & Consumable Fuels - 19.4%
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	1,550,000	968,750	*(b)(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	2,260,000	2,327,800	(a)(b)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	2,150,000	2,499,375	(a)(b)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	1,750,000	1,820,000	(b)
Cheniere Corpus Christi Holdings LLC, Senior Notes	5.875%	3/31/25	3,160,000	3,353,550	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	4,340,000	4,361,700	(b)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	940,000	907,100
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	700,000	675,500
Continental Resources Inc., Senior Notes	5.000%	9/15/22	570,000	583,538	(b)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	550,000	516,313
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,650,000	2,345,250	(b)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	2,919,000	3,032,841	(b)
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	600,000	621,000	(a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,500,000	2,222,500	(b)
Enterprise Products Operating LLC, Junior Subordinated Notes	4.742%	8/1/66	285,000	278,260	(b)(g)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	1,460,000	1,467,300	(b)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	730,000	638,750	(b)
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	2,550,000	2,805,255	(a)
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	5,640,000	5,766,900	(a)(b)
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	6.000%	8/1/24	720,000	757,800	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	1,950,000	$2,439,986	(b)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	1,720,000	1,749,715	(h)
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	2,040,000	2,060,604	(a)
Magnum Hunter Resources Corp. Escrow	—	—	8,070,000	0	*(d)(i)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	1,320,000	1,334,850	(a)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	3,250,000	3,353,025	(a)(b)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,450,000	1,370,250	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	2,000,000	2,115,000	(a)(b)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	1,900,000	2,109,000	(a)(b)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	2,240,000	2,256,800	(b)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	3,238,000	3,327,045	(b)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,540,000	1,584,275	(b)
Pacific Exploration and Production Corp., Senior Secured Notes	10.000%	11/2/21	1,810,000	2,031,725	(c)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	800,000	740,000
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	6,980,000	6,249,194
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	4,560,000	1,851,360	(h)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	2,000,000	1,966,400
Petroleos Mexicanos, Senior Notes	4.875%	1/24/22	1,000,000	1,006,300	(b)
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	1,370,000	1,410,689	(a)
Rice Energy Inc., Senior Notes	7.250%	5/1/23	2,952,000	3,180,780	(b)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,330,000	1,429,750	(a)(b)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,430,000	1,476,475	(a)(b)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	1,390,000	1,469,994	(a)(b)
RSP Permian Inc., Senior Notes	5.250%	1/15/25	3,540,000	3,628,500	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,570,000	1,717,187	(b)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	700,000	736,750	(a)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,470,000	1,506,750	(b)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	10,670,000	10,296,550	(b)
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	1,639,771	1,483,993	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	1,810,000	1,880,137	(a)(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	2,000,000	2,082,500	(a)(b)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	290,000	304,138
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	810,000	883,912
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	2,120,000	2,218,050
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	1,840,000	1,881,400	(b)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	690,000	700,350	(b)
Williams Cos. Inc., Debentures	7.500%	1/15/31	780,000	912,600
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	1,040,000	1,027,000	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,280,000	1,302,400	(b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	3,968,250	(b)
WPX Energy Inc., Senior Notes	7.500%	8/1/20	610,000	664,900	(b)
WPX Energy Inc., Senior Notes	6.000%	1/15/22	1,705,000	1,781,725
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,070,000	1,222,475	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	540,000		$586,575	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	3,530,000		3,723,479	(a)

Total Oil, Gas & Consumable Fuels					128,972,320

TOTAL ENERGY					140,563,594

FINANCIALS - 14.1%
Banks - 7.9%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	2,550,000		2,738,063	(b)(g)(j)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,710,000		4,650,155	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,950,000		3,235,781	(b)
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	800,000		836,942	(b)(g)(j)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,820,000		1,845,025	(a)(b)(g)(j)
CIT Group Inc., Senior Notes	5.375%	5/15/20	340,000		362,525
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,060,000		1,113,000	(b)
CIT Group Inc., Senior Notes	5.000%	8/1/23	3,901,000		4,076,545	(b)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	2,530,000		2,586,925	(b)(g)(j)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	3,180,000		3,516,380	(a)(b)(g)(j)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	2,510,000		2,675,472	(a)(b)(g)(j)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	3,570,000		3,677,100	(b)(g)(j)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	2,410,000		2,488,421	(b)(g)(j)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,030,000		2,056,674
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	3,530,000		4,097,448	(b)(g)(j)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	1,370,000		1,417,950	(b)(g)(j)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	650,000		733,715	(b)
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	4,860,000	AUD	3,731,135	(g)(h)
Santander UK Group Holdings PLC, Junior Subordinated Bonds	7.375%	6/24/22	1,640,000	GBP	2,114,728	(g)(h)(j)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	4,420,000		4,516,555	(g)(h)

Total Banks					52,470,539

Capital Markets - 0.9%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	1,110,000		1,124,328	(b)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	2,080,000		2,158,000	(a)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,320,000		2,868,360	(b)

Total Capital Markets					6,150,688

Consumer Finance - 2.0%
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	2,230,000		2,379,633	(b)
Navient Corp., Senior Notes	6.625%	7/26/21	340,000		346,800	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	2,590,000		2,657,988	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	4,730,000		4,863,622	(a)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	3,129,000		2,886,502	(a)(b)

Total Consumer Finance					13,134,545

Diversified Financial Services - 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	1,390,000		1,461,460
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	890,000		937,045

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	3,385,000		$3,413,344	(b)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	5,180,000		5,393,675	(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	310,000		335,172
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,160,000		2,554,373	(b)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	760,000		841,548
Nationwide Building Society, Junior Subordinated Notes	6.875%	6/20/19	1,140,000	GBP	1,452,942	(g)(h)(j)
Nielsen Co. (Luxembourg) Sarl, Senior Notes	5.000%	2/1/25	1,330,000		1,323,350	(a)

Total Diversified Financial Services					17,712,909

Insurance - 0.6%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	1,450,000		1,462,688	(a)(b)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	1,780,000		1,468,500	(b)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000		1,375,000	(a)(b)

Total Insurance					4,306,188

TOTAL FINANCIALS					93,774,869

HEALTH CARE - 6.6%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	1,490,000		1,449,025	(a)(b)

Health Care Equipment & Supplies - 0.4%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,160,000		980,200	(b)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	1,760,000		1,841,400	(a)(b)

Total Health Care Equipment & Supplies					2,821,600

Health Care Providers & Services - 4.4%
BioScrip Inc., Senior Notes	8.875%	2/15/21	1,008,000		796,320	(b)
Centene Corp., Senior Notes	5.625%	2/15/21	1,020,000		1,073,346	(b)
Centene Corp., Senior Notes	4.750%	5/15/22	1,290,000		1,315,800	(b)
Centene Corp., Senior Notes	6.125%	2/15/24	810,000		862,650
Centene Corp., Senior Notes	4.750%	1/15/25	3,500,000		3,462,795	(b)
DaVita Inc., Senior Notes	5.750%	8/15/22	2,218,000		2,312,265
DaVita Inc., Senior Notes	5.125%	7/15/24	1,850,000		1,830,344
DaVita Inc., Senior Notes	5.000%	5/1/25	4,910,000		4,804,435
HCA Inc., Debentures	7.500%	11/15/95	2,205,000		2,122,312	(b)
HCA Inc., Senior Secured Notes	5.250%	6/15/26	1,090,000		1,139,050	(b)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	2,240,000		2,144,800	(b)
Tenet Healthcare Corp., Secured Notes	7.500%	1/1/22	1,150,000		1,236,250	(a)(b)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,610,000		1,634,150	(b)
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	2,580,000		2,728,350	(b)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,620,000		1,615,950	(b)

Total Health Care Providers & Services					29,078,817

Pharmaceuticals - 1.6%
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,280,000		1,105,600	(a)(b)
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	1,130,000		1,028,300	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	670,000		590,438	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	3,620,000		3,158,450	(a)(b)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	4,050,000		3,422,736	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	1,530,000		1,151,325	(a)

Total Pharmaceuticals					10,456,849

TOTAL HEALTH CARE					43,806,291

INDUSTRIALS - 10.5%
Aerospace & Defense - 0.9%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	4,430,000		4,452,150	(a)(b)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	1,400,000		1,435,000	(b)

Total Aerospace & Defense					5,887,150

Air Freight & Logistics - 0.5%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,030,000		1,077,638	(a)(b)
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	2,290,000		2,373,012	(a)(b)

Total Air Freight & Logistics					3,450,650

Airlines - 0.9%
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	865,743		906,390	(a)(b)
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	3,772,244		4,144,791	(b)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	988,093		1,117,780	(b)

Total Airlines					6,168,961

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Building Products - 0.7%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	2,340,000		$2,307,825	(a)(b)
Standard Industries Inc., Senior Notes	5.125%	2/15/21	870,000		913,500	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	1,290,000		1,344,825	(a)(b)

Total Building Products					4,566,150

Commercial Services & Supplies - 2.4%
ACCO Brands Corp., Senior Notes	5.250%	12/15/24	1,580,000		1,593,983	(a)
Garda World Security Corp., Senior Notes	7.250%	11/15/21	1,270,000		1,222,375	(a)(b)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	2,290,000		2,501,825	(a)
Ritchie Bros. Auctioneers Inc., Senior Notes	5.375%	1/15/25	1,540,000		1,576,575	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	1,241,000		1,280,945	(a)(b)
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	1,082,000		1,135,424	(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	1,750,000		1,767,500	(b)
West Corp., Senior Notes	5.375%	7/15/22	4,730,000		4,570,363	(a)(b)

Total Commercial Services & Supplies					15,648,990

Construction & Engineering - 1.0%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	2,380,000		2,582,300	(a)(b)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	2,496,539		2,402,919	(a)(b)(c)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,310,000		1,329,650	(a)(b)

Total Construction & Engineering					6,314,869

Electrical Equipment - 0.2%
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	1,400,000		1,417,500	(a)(b)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	150,000	EUR	170,706	(a)

Total Electrical Equipment					1,588,206

Machinery - 1.3%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	4,550,000		4,595,500	(a)
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	1,570,000		1,436,550	(a)(b)
Terex Corp., Senior Notes	5.625%	2/1/25	2,480,000		2,535,924	(a)

Total Machinery					8,567,974

Marine - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	4,110,000		3,750,375	(a)(b)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	2,150,000		387,000	*(f)

Total Marine					4,137,375

Road & Rail - 0.9%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	3,040,000		2,690,400	(a)(b)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	3,340,000		3,440,200	(a)(b)

Total Road & Rail					6,130,600

Trading Companies & Distributors - 0.8%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	610,000		573,400	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	4,325,000		4,579,137	(b)

Total Trading Companies & Distributors					5,152,537

Transportation - 0.3%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	2,799,087		2,057,329	(a)(c)

Total Industrials					69,670,791

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 2.3%
Electronic Equipment, Instruments & Components - 0.1%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	740,000	$739,075	(b)

Internet Software & Services - 0.2%
Match Group Inc., Senior Notes	6.375%	6/1/24	1,170,000	1,259,213	(b)

IT Services - 1.0%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	980,000	458,150	(a)(b)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	6,280,000	6,386,006	(a)

Total IT Services				6,844,156

Technology Hardware, Storage & Peripherals - 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	5.875%	6/15/21	2,140,000	2,258,147	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	7.125%	6/15/24	1,240,000	1,358,389	(a)(b)
Seagate HDD Cayman, Senior Bonds	4.750%	6/1/23	1,700,000	1,705,483	(b)
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	850,000	826,094
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	495,000	466,002

Total Technology Hardware, Storage & Peripherals				6,614,115

TOTAL INFORMATION TECHNOLOGY				15,456,559

MATERIALS - 13.0%
Chemicals - 1.9%
Axalta Coating Systems LLC, Senior Notes	4.875%	8/15/24	1,600,000	1,624,000	(a)(b)
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	700,000	734,650	(h)
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	686,000	734,020	(a)(b)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	673,496	656,659	(a)(b)(c)
Kissner Holdings LP/Kissner Milling Co., Ltd./BSC Holding Inc./Kissner USA, Senior Secured Notes	8.375%	12/1/22	1,980,000	2,059,200	(a)
PQ Corp., Senior Secured Notes	6.750%	11/15/22	440,000	477,400	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.000%	12/1/18	2,965,000	2,972,412	(a)(b)
Scotts Miracle-Gro Co., Senior Notes	5.250%	12/15/26	910,000	918,536	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	2,200,000	2,315,500	(a)(b)

Total Chemicals				12,492,377

Construction Materials - 0.6%
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	1,530,000	1,583,550	(a)(b)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	2,360,000	2,088,600	(a)(b)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	790,000	699,150	(a)(b)

Total Construction Materials				4,371,300

Containers & Packaging - 3.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	6/30/21	1,960,000	2,026,150	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.250%	5/15/24	580,000	623,500	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	2,930,000	2,955,637	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	4,070,000	4,395,600	(a)(b)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	1,150,000	1,161,500	(a)
Flex Acquisition Co. Inc., Senior Notes	6.875%	1/15/25	1,630,000	1,660,155	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	5,220,000	5,728,950	(b)
Pactiv LLC, Senior Notes	7.950%	12/15/25	920,000	991,300	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	2,000,000	$1,734,800	(a)(b)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	590,000	604,131	(a)

Total Containers & Packaging				21,881,723

Metals & Mining - 6.7%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	1,020,000	1,106,063	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	2,450,000	2,688,875	(a)
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	2,510,000	2,541,375	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	590,000	601,800	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	2,040,000	2,075,700	(a)(b)
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	3,200,000	3,576,000
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	800,000	838,000	(a)(b)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	653,000	675,855	(b)
Freeport-McMoRan Inc., Senior Notes	6.125%	6/15/19	670,000	683,400	(a)
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	30,000	29,925
Freeport-McMoRan Inc., Senior Notes	6.625%	5/1/21	1,550,000	1,588,750	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,060,000	1,038,800	(b)
Freeport-McMoRan Inc., Senior Notes	6.750%	2/1/22	740,000	775,150	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	760,000	714,400
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,870,000	1,958,825	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	910,000	844,025
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,280,000	1,107,200
HudBay Minerals Inc., Senior Notes	7.250%	1/15/23	1,180,000	1,253,750	(a)
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	2,780,000	2,988,500	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	2,925,408	73,135	*(a)(f)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	33,186	0	(a)(d)(i)
Novelis Corp., Senior Notes	5.875%	9/30/26	1,530,000	1,556,775	(a)(b)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	1,820,000	2,095,688	(b)
Steel Dynamics Inc., Senior Notes	5.000%	12/15/26	562,000	573,240	(a)
Teck Resources Ltd., Senior Notes	3.000%	3/1/19	1,130,000	1,141,300
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	1,990,000	2,198,950	(a)(b)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	2,780,000	3,242,175	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	620,000	640,150
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	1,784,000	1,804,070	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000	3,090,240	(b)
Vale SA, Senior Notes	5.625%	9/11/42	830,000	763,019	(b)

Total Metals & Mining				44,265,135

Paper & Forest Products - 0.5%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	1,340,000	1,358,760	(b)
Mercer International Inc., Senior Notes	6.500%	2/1/24	2,200,000	2,228,949	(a)

Total Paper & Forest Products				3,587,709

TOTAL MATERIALS				86,598,244

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	970,000	1,020,925	(a)(b)
CoreCivic Inc., Senior Notes	4.125%	4/1/20	290,000	295,800
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,440,000	1,456,200	(b)
CoreCivic Inc., Senior Notes	4.625%	5/1/23	470,000	470,000
GEO Group Inc., Senior Notes	6.000%	4/15/26	1,740,000	1,761,750	(b)
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	1,770,000	1,703,625	(a)(b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	1,020,000	1,082,475	(b)

Total Equity Real Estate Investment Trusts (REITs)				7,790,775

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - 1.4%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	5,680,000	$5,949,800	(b)
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	3,110,000	3,386,012	(a)(b)

Total Real Estate Management & Development				9,335,812

TOTAL REAL ESTATE				17,126,587

TELECOMMUNICATION SERVICES - 14.7%
Diversified Telecommunication Services - 6.1%
CenturyLink Inc., Senior Notes	6.750%	12/1/23	1,150,000	1,187,375	(b)
CenturyLink Inc., Senior Notes	7.650%	3/15/42	2,690,000	2,459,669	(b)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,930,000	2,014,438	(a)(b)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	3,520,000	3,572,800
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	3,500,000	2,730,000	(b)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	3,660,000	3,806,400	(a)
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	1,260,000	1,304,100	(b)
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	2,060,000	2,057,425	(a)(b)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	4,340,000	1,573,250	*(a)(f)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	10,410,000	10,506,292	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	5,760,000	5,911,200	(b)
Windstream Services LLC, Senior Notes	7.750%	10/1/21	2,640,000	2,706,554	(b)
Windstream Services LLC, Senior Notes	6.375%	8/1/23	630,000	567,000	(b)

Total Diversified Telecommunication Services				40,396,503

Wireless Telecommunication Services - 8.6%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	6,240,000	6,598,800	(a)
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	400,000	464,752	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	2,510,000	2,745,312	(a)(b)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	6,720,000	8,013,600	(a)(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	2,271,500	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000	5,945,500	(b)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	7,200,000	7,902,000	(a)(b)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	2,300,000	2,466,750	(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	4,285,000	5,345,537	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	4,400,000	4,725,600	(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	110,000	120,450	(b)
T-Mobile USA Inc., Senior Notes	6.633%	4/28/21	140,000	146,300	(b)
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	2,150,000	2,279,000	(b)
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	310,000	341,388
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	2,220,000	2,392,026	(h)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,300,000	2,577,967	(a)(b)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	1,620,000	1,811,986	(h)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	700,000	782,957	(a)

Total Wireless Telecommunication Services				56,931,425

TOTAL TELECOMMUNICATION SERVICES				97,327,928

UTILITIES - 2.8%
Electric Utilities - 1.5%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	4,320,000	3,018,600	(b)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	2,680,000	2,656,443	(a)
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	4,380,000	4,571,625	(b)

Total Electric Utilities				10,246,668

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power and Renewable Electricity Producers - 1.3%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,897,000	$1,984,736	(a)(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	7,190,293	6,336,445	(b)

Total Independent Power and Renewable Electricity Producers				8,321,181

TOTAL UTILITIES				18,567,849

TOTAL CORPORATE BONDS & NOTES (Cost - $730,952,154)				774,862,278

CONVERTIBLE BONDS & NOTES - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
DISH Network Corp., Senior Notes	3.375%	8/15/26	410,000	480,981	(a)
Liberty Media Corp.-Liberty Formula One, Senior Notes	1.000%	1/30/23	690,000	704,232	(a)

TOTAL CONSUMER DISCRETIONARY				1,185,213

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Finisar Corp., Senior Notes	0.500%	12/15/36	1,160,000	1,170,875	(a)

Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp., Senior Bonds	1.000%	12/1/20	330,000	348,769

TOTAL INFORMATION TECHNOLOGY				1,519,644

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	2,275,505	182,040	*(a)(b)(c)(f)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,952,932)				2,886,897

SENIOR LOANS - 2.0%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	940,000	947,344	(k)(l)

Specialty Retail - 0.3%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	2,070,000	1,676,700	(k)(l)

Textiles, Apparel & Luxury Goods - 0.2%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	1,562,175	1,150,803	(k)(l)

TOTAL CONSUMER DISCRETIONARY				3,774,847

ENERGY - 0.6%
Energy Equipment & Services - 0.3%
Hercules Offshore Inc. (wind-down lender claim)	—	—	1,653,901	1,626,612	(d)(k)(l)

Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Term Loan	8.500%	8/23/21	1,350,000	1,479,516	(k)(l)
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	781,320	785,227	(k)(l)

Total Oil, Gas & Consumable Fuels				2,264,743

TOTAL ENERGY				3,891,355

HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	1,057,339	1,058,396	(k)(l)

Health Care Providers & Services - 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,815,333	1,810,795	(k)(l)

TOTAL HEALTH CARE				2,869,191

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 0.4%
Electric Utilities - 0.4%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	533,990		$494,832	(k)(l)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	2,269,575		2,019,922	(k)(l)

TOTAL UTILITIES					2,514,754

TOTAL SENIOR LOANS (Cost - $13,900,013)					13,050,147

SOVEREIGN BONDS - 6.0%
Argentina - 3.3%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	5,140,000		5,242,800	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	2,840,000		3,102,700	(a)
Republic of Argentina, Senior Notes	6.875%	4/22/21	1,860,000		1,982,760	(a)
Republic of Argentina, Senior Notes	5.625%	1/26/22	790,000		792,568	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	7,600,000		7,953,400	(a)
Republic of Argentina, Senior Notes	6.875%	1/26/27	1,150,000		1,139,937	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	1,960,000		1,942,360	(a)

Total Argentina					22,156,525

Brazil - 0.5%
Federative Republic of Brazil, Notes	10.000%	1/1/23	11,559,000	BRL	3,555,276

Ecuador - 0.9%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	4,770,000		5,366,250	(a)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	330,000		348,975	(a)

Total Ecuador					5,715,225

Hungary - 0.3%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,658,000		1,854,042

Russia - 0.3%
Russian Federal Bond, Bonds	7.050%	1/19/28	137,410,000	RUB	2,119,227

Turkey - 0.5%
Republic of Turkey, Senior Bonds	11.875%	1/15/30	1,175,000		1,764,995	(b)
Republic of Turkey, Senior Notes	4.875%	10/9/26	1,400,000		1,307,755

Total Turkey					3,072,750

Venezuela - 0.2%
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	1,164,000		570,942
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	996,000		605,070	(b)(h)

Total Venezuela					1,176,012

TOTAL SOVEREIGN BONDS (Cost - $38,795,370)					39,649,057

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.4%
U.S. Government Obligations - 5.4%
U.S. Treasury Notes	1.375%	9/30/20	1,700,000		1,682,833
U.S. Treasury Notes	1.375%	10/31/20	6,000,000		5,932,968
U.S. Treasury Notes	1.375%	1/31/21	4,500,000		4,435,664
U.S. Treasury Notes	1.375%	4/30/21	4,000,000		3,929,608
U.S. Treasury Notes	1.125%	8/31/21	5,000,000		4,839,745
U.S. Treasury Notes	1.125%	9/30/21	7,750,000		7,489,050
U.S. Treasury Notes	1.250%	10/31/21	4,000,000		3,884,140
U.S. Treasury Notes	1.625%	5/15/26	1,000,000		932,090
U.S. Treasury Notes	1.500%	8/15/26	3,000,000		2,758,242

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $35,908,379)					35,884,340

			SHARES
COMMON STOCKS - 2.3%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bossier Casino Venture Holdco Inc.			166,350		1,532,083	*(d)
Red Rock Resorts Inc., Class A Shares			2,408		56,540

TOTAL CONSUMER DISCRETIONARY					1,588,623

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY			SHARES	VALUE
ENERGY - 1.9%
Energy Equipment & Services - 0.8%
Hercules Offshore Inc.			96,800	$109,384	*(d)
KCAD Holdings I Ltd.			533,873,172	5,071,795	*(d)

Total Energy Equipment & Services				5,181,179

Oil, Gas & Consumable Fuels - 1.1%
Magnum Hunter Resources Corp.			415,456	4,819,290	*(d)
MWO Holdings LLC			1,069	407,524	*(d)
Pacific Exploration and Production Corp.			45,250	1,873,443	*(d)
Pacific Exploration and Production Corp.			12,947	518,087	*

Total Oil, Gas & Consumable Fuels				7,618,344

TOTAL ENERGY				12,799,523

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Physiotherapy Associates Holdings Inc. (Escrow)			31,500	386,505	*(d)

INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer HoldCo, S.C.A.			104,256	301,300	*(d)

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			6,589,511	0	*(d)(i)

TOTAL COMMON STOCKS (Cost - $22,250,453)				15,075,951

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.7%
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Allergan PLC (Cost - $4,716,187)	5.500%		5,874	4,649,212

PREFERRED STOCKS - 1.4%
FINANCIALS - 1.3%
Consumer Finance - 0.7%
GMAC Capital Trust I	6.824%		181,300	4,659,410	(g)

Diversified Financial Services - 0.6%
Citigroup Capital XIII	7.409%		168,125	4,340,988	(b)(g)

TOTAL FINANCIALS				9,000,398

INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer Tracking Preferred Equity Certificates	8.000%		46,336,200	463,362	*(d)

TOTAL PREFERRED STOCKS (Cost - $12,233,526)				9,463,760

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Bolivarian Republic of Venezuela, Oil-linked payment obligations (Cost - $0)		4/15/20	18,500	108,688

TOTAL INVESTMENTS - 134.9% (Cost - $863,709,014#)				895,630,330
Liabilities in Excess of Other Assets - (34.9)%				(231,888,282)

TOTAL NET ASSETS - 100.0%				$663,742,048

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2017

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(e)	The maturity principal is currently in default as of January 31, 2017.

(f)	The coupon payment on these securities is currently in default as of January 31, 2017.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(i)	Value is less than $1.

(j)	Security has no maturity date. The date shown represents the next call date.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$153,810,169	$2,833,902		$156,644,071
Energy	—	138,969,001	1,594,593		140,563,594
Materials	—	86,598,244	0	*	86,598,244
Other Corporate Bonds & Notes	—	391,056,369	—		391,056,369
Convertible Bonds & Notes	—	2,886,897	—		2,886,897
Senior Loans:
Consumer Discretionary	—	2,098,147	1,676,700		3,774,847
Energy	—	1,479,516	2,411,839		3,891,355
Health Care	—	2,869,191	—		2,869,191
Utilities	—	494,832	2,019,922		2,514,754
Sovereign Bonds	—	39,649,057	—		39,649,057
U.S. Government & Agency Obligations	—	35,884,340	—		35,884,340
Common Stocks:
Consumer Discretionary	$56,540	—	1,532,083		1,588,623
Energy	518,087	1,873,443	10,407,993		12,799,523
Health Care	—	—	386,505		386,505
Industrials	—	—	301,300		301,300
Materials	—	—	0	*	0	*
Convertible Preferred Stocks	4,649,212	—	—		4,649,212
Preferred Stocks:
Financials	9,000,398	—	—		9,000,398
Industrials	—	—	463,362		463,362
Warrants	—	108,688	—		108,688

Total Investments	$14,224,237	$857,777,894	$23,628,199		$895,630,330

Other Financial Instruments:
Forward Foreign Currency Contracts	—	209,219	—		209,219

Total	$14,224,237	$857,987,113	$23,628,199		$895,839,549

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$88,012	—		$88,012

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	MATERIALS
Balance as of April 30, 2016	$2,318,296	—	$0	*
Accrued premiums/discounts	52,386	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)[1]	180,541	—	(329)
Purchases	282,679	—	329
Sales	—	—	—
Transfers into Level 3[2]	—	$1,594,593	—
Transfers out of Level 3	—	—	—

Balance as of January 31, 2017	$2,833,902	$1,594,593	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2017[1]	$180,541	—	$(329)

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	UTILITIES
Balance as of April 30, 2016	$1,707,750	$3,496,381	$1,714,395	$2,916,326
Accrued premiums/discounts	890	10,472	1,796	13,577
Realized gain (loss)	—	(683,546)	2,532	(10,046)
Change in unrealized appreciation (depreciation)[1]	(31,940)	604,632	191,259	(21,018)
Purchases	—	758,820	—	—
Sales	—	(3,401,532)	(851,586)	(384,085)
Transfers into Level 3[2]	—	1,626,612	—	—
Transfers out of Level 3[3]	—	—	(1,058,396)	(494,832)

Balance as of January 31, 2017	$1,676,700	$2,411,839	—	$2,019,922

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2017[1]	$(31,940)	$21,383	—	$(14,052)

	COMMON STOCKS							PREFERRED STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY		ENERGY	FINANCIALS	HEALTH CARE	INDUSTRIALS	MATERIALS	INDUSTRIALS	TOTAL
Balance as of April 30, 2016	$0	*	$1,895,784	$0 *	$368,865	$1,216,807	$5	—	$15,634,609
Accrued premiums/discounts	—		—	—	—	—	—	—	79,121
Realized gain (loss)	—		(45)	(6,849,237)	—	—	—	—	(7,540,342)
Change in unrealized appreciation (depreciation)[1]	1,532,083		(5,750,066)	6,896,193	17,640	2,869,283	(5)	$(3,321,428)	3,166,845
Purchases	—		14,262,331	—	—	851,728	—	3,784,790	19,940,677
Sales	—		(11)	(46,956)	—	(4,636,518)	—		(9,320,688)
Transfers into Level 3[2]	—		—	—	—	—	—		3,221,205
Transfers out of Level 3[3]	—		—	—	—	—	—		(1,553,228)

Balance as of January 31, 2017	$1,532,083		$10,407,993	—	$386,505	$301,300	$0 *	$463,362	$23,628,199

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2017[1]	$1,532,083		$(5,750,066)	—	$17,640	$(550,429)	$(5)	$(3,321,428)	$(7,916,602)

Notes to Schedule of Investments (unaudited) (continued)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$72,059,220
Gross unrealized depreciation	(40,137,904)

Net unrealized appreciation	$31,921,316

At January 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	414,803	USD	518,817	Citibank N.A.	2/13/17	$3,096
USD	518,055	GBP	414,803	Citibank N.A.	2/13/17	(3,858)
EUR	563,370	USD	600,000	UBS AG	2/13/17	8,390
EUR	2,100,000	USD	2,212,476	UBS AG	2/13/17	55,342
EUR	134,697	USD	140,911	UBS AG	2/13/17	4,550
GBP	395,949	USD	500,000	UBS AG	2/13/17	(1,808)
GBP	397,397	USD	489,100	UBS AG	2/13/17	10,914
GBP	285,924	USD	351,289	UBS AG	2/13/17	8,467
GBP	150,000	USD	184,535	UBS AG	2/13/17	4,198
GBP	150,286	USD	186,285	UBS AG	2/13/17	2,808
GBP	1,572,348	USD	1,967,181	UBS AG	2/13/17	11,181
USD	3,121,943	EUR	2,798,067	UBS AG	2/13/17	100,273
USD	3,645,898	GBP	2,951,905	UBS AG	2/13/17	(68,250)
USD	519,716	GBP	414,803	Citibank N.A.	4/20/17	(3,061)
USD	1,970,599	GBP	1,572,348	UBS AG	4/20/17	(11,035)

Total						$121,207

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund II Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017